DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Liabilities
DERIVATIVE LIABILITIES

NOTE L – DERIVATIVE LIABILITIES

Effective July 31, 2009, the Company adopted ASC 815, which defines determining whether an instrument (or embedded feature) is solely indexed to an entity’s own stock. The conversion price of certain convertible notes and convertible preferred stock are variable and subject to the fair value of the Company’s common stock on the date of conversion. As a result, the Company has determined that the conversion features are not considered to be solely indexed to the Company’s own stock and is therefore not afforded equity treatment. In accordance with ASC 815, the Company has bifurcated the conversion of the instruments to be recorded as a derivative liability.

ASC 815 requires Company management to assess the fair market value of certain derivatives at each reporting period and recognize any change in the fair market value as items of other income or expense. The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with convertible notes payable and preferred stock.

At origination and subsequent revaluations, the Company valued the derivative liabilities using the Black-Scholes options pricing model under the following assumptions as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Risk-free interest rate	2.86%	0.73%
Expected options life	549 days	730 days
Expected dividend yield	-	-
Expected price volatility	360.83%	341.14%

For the six months ended June 30, 2022, the Company’s derivative liabilities increased from $11,904,070 at December 31, 2021 to $17,756,391 at June 30, 2022 and the Company recognized a loss from derivative liabilities of $5,855,627. For the six months ended June 30, 2021, the Company’s derivative liabilities increased from $21,713,986 at December 31, 2020 to $71,074,787 at June 30, 2021 and the Company recognized a loss from derivative liabilities of $49,360,801.

NOTE L – DERIVATIVE LIABILITY

Effective July 31, 2009, the Company adopted ASC 815, which defines determining whether an instrument (or embedded feature) is solely indexed to an entity’s own stock. The conversion price of certain convertible notes and convertible preferred stock are variable and subject to the fair value of the Company’s common stock on the date of conversion. As a result, the Company has determined that the conversion features are not considered to be solely indexed to the Company’s own stock and is therefore not afforded equity treatment. In accordance with ASC 815, the Company has bifurcated the conversion features of the instruments to be recorded as a derivative liability.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE L – DERIVATIVE LIABILITY (continued)

ASC 815 requires Company management to assess the fair market value of certain derivatives at each reporting period and recognize any change in the fair market value as items of other income or expense. The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with convertible notes payable and preferred stock.

At origination and subsequent revaluations, the Company valued the derivative liabilities using the Black-Scholes options pricing model under the following assumptions as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Risk-free interest rate	0.73%	0.13-0.36%
Expected options life	1 - 2 yrs	1-3 yrs
Expected dividend yield	-	-
Expected price volatility	341%	693%

For the year ended December 31, 2021, the Company’s derivative liability decreased from $21,713,986 at December 31, 2020 to $11,904,070 at December 31, 2021, and the Company recognized a gain from derivative liability of $9,809,916. For the year ended December 31, 2020, the Company’s derivative liability increased from $11,312,105 at December 31, 2019 to $21,713,986 at December 31, 2020 and the Company recognized a loss from derivative liability of $10,401,881.